Transactions with related parties:	6 Months Ended
Jun. 30, 2018
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:

3. Transactions with related parties:

During the six month periods ended June 30, 2018 and 2017, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated financial statements:

	Six months ended June 30,
	2018	2017
Included in voyage expenses
Charter hire commissions (a)	$858	$934

Included in general and administrative expenses – related party
Executive services fee (d)	$326	$289
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$3,147	$3,056

As of June 30, 2018 and December 31, 2017, balances with related parties consisted of the following:

	Period/Year ended
	June 30, 2018	December 31, 2017
Assets:
Working capital advances granted to the Manager (a)	$2,348	$883
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$50	$42
Total liabilities due to related party, current	$80	$72

a) Dynagas Ltd.

The Partnership’s vessels have entered into vessel management agreements with Dynagas Ltd., the Partnership’s Manager. Pursuant to the terms of these agreements (the “Management Agreements”), the Manager provides each vessel-owning entity of the Partnership with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5 per vessel, for a period beginning upon vessel’s delivery and until the termination of the agreement. The Management Agreements initially terminate on December 31, 2020 and shall, thereafter, automatically be extended in additional eight-year increments if notice of termination is not previously provided by the Partnership’s vessel-owning subsidiaries. Beginning on the first calendar year after the commencement of the vessel Management Agreements and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of the Management Agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership’s Conflicts Committee. Under the terms of the Management Agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses for the vessels and general and administrative expenses of the vessel owning subsidiaries of the Partnership that are not covered by the management fees.

During the six month periods ended June 30, 2018 and 2017, each vessel was charged with a daily management fee of $2.9 and $2.8, respectively. During the six month periods ended June 30, 2018 and 2017, management fees under the vessel management agreements amounted to $3,147 and $3,056 respectively, and are separately reflected in the accompanying unaudited interim condensed consolidated statements of income.

The Management Agreements also provide for:

(i) a commission of 1.25% over charter-hire agreements arranged by the Manager, and,

(ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel, if applicable, plus out of pocket expenses.

During the six month periods ended June 30, 2018 and 2017, charter hire commissions under the vessel Management Agreements amounted to $858 and $934, respectively, and are reflected in the accompanying unaudited interim condensed consolidated statements of income.

The Management Agreements will terminate automatically after a change of control of the owners and/or of the owners’ ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager. As of June 30, 2018, based on the maximum period prescribed in the Management Agreements up to the initial termination period and the basic daily fee in effect during the six months ended June 30, 2018, such termination fee would be approximately $19.1 million.

The Management Agreements also provide for an advance equal to three months daily management fee. In the case of termination of the Management Agreements, prior to their eight year term, by any reason other than Manager’s default, the advance is not refundable. Such advances as of June 30, 2018 and December 31 2017, amounted to $1,350, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of June 30, 2018 and December 31, 2017, amounts of $2,348 and $883, respectively, were due from the Manager in relation to these working capital advances granted to it.

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into an interest free $30.0 million revolving credit facility with its Sponsor, with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital. The facility may be drawn and be prepaid in whole or in part at any time during the life of the facility. No amounts have been drawn under the respective facility as of June 30, 2018 and December 31, 2017.

(c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

At the IPO date, the Partnership and its Sponsor entered into the Omnibus Agreement, which was subsequently amended and restated on April 12, 2016. The amended Omnibus Agreement sets out (i) the terms and the extent the Partnership and the Sponsor may compete with each other, (ii) the procedures to be followed for the exercise of the Partnership’s option to acquire the Initial Optional Vessels (as defined in the Omnibus Agreement), including the Partnership’s right to acquire the Sponsor’s ownership interest (which is currently 49.0%) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier (or the “Additional Optional Vessels” and together with the Initial Optional Vessels, the “Optional Vessels”), two of which were delivered in late 2017 and early 2018 and three of which are currently under construction, (iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership, and, (iv) the Sponsor’s provisions of certain indemnities to the Partnership.

On February 6, 2018, the Partnership extended with retroactive effect the deadline for exercising the purchase option for the Clean Horizon and the Clean Vision, two of the four remaining Initial Optional Vessels, up to December 31, 2018. In addition, on March 30, 2018, by mutual agreement, the Partnership and its Sponsor further extended the deadline for exercising the purchase option of the Clean Ocean and the Clean Planet, the other two of the four remaining Initial Optional Vessels, from March 31, 2018 to December 31, 2018.

Following these extensions, the Partnership still retains the legal right to exercise an option to purchase from its Sponsor the four remaining Initial Optional Vessels up to December 31, 2018 and the right, but not the obligation, to acquire from its Sponsor its 49% ownership interest in the Additional Optional Vessels, after their respective delivery from the shipyard, at the period specified and as per the terms prescribed in the Omnibus Agreement.

(d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538 per annum (or $629 on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.1691 at June 30, 2018), payable in equal monthly installments. The Executive Services Agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. During the six month periods ended June 30, 2018 and 2017, executive service fees amounted to $326 and $289, respectively, and are included in general and administrative expenses in the accompanying unaudited interim condensed consolidated statements of income.

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by Dynagas. During both the six month periods ended June 30, 2018 and 2017, administrative service fees amounted to $60 and are included in general and administrative expenses in the accompanying unaudited interim condensed consolidated statements of income.